NOTES PAYABLE - DIRECT CORPORATE OBLIGATIONS (9.0% NOTES) (NARRATIVE) (Details) (USD $)	0 Months Ended
	Dec. 21, 2010	Oct. 29, 2012	Sep. 28, 2012	Sep. 28, 2012	Dec. 31, 2014	Sep. 30, 2012
Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Interest rate					6.375%
Senior Secured Notes 9 Percent [Member]
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 275,000,000
Proceeds from Issuance of Secured Debt	267,000,000
Interest rate	9.00%
Senior Notes [Member] | Senior Secured Note 6.375 Percent [Member]
Debt Instrument [Line Items]
Interest rate			6.375%	6.375%		6.375%
Senior Notes [Member] | Senior Secured Notes 9 Percent [Member]
Debt Instrument [Line Items]
Debt Instrument, Cash Tender Offer to Repay Long-term Debt				273,800,000
Repayments of Long-term Debt		1,200,000	326,300,000
Repayments of Long-term Debt, Portion Related to Tender Offer			313,100,000
Repayments of Long-term Debt, Portion Related to Consent Payments			8,200,000
Repayments of Long-term Debt, Portion Related to Accrued and Unpaid Interest			$ 5,000,000